NON-CURRENT ASSETS HELD FOR SALE - Foreclosed assets, leasing agreements, other (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets held for sale	$ 105,214	$ 101,184
Foreclosed assets [member]
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets held for sale	74,528	53,515
Foreclosed assets [member] | Vehicles [member]
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets held for sale	8,144	3,421
Foreclosed assets [member] | Other movable property [member]
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets held for sale	1,093
Foreclosed assets [member] | IFRS Residential Real Estate [Member]
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets held for sale	24,361	15,070
Foreclosed assets [member] | Other real estate [member]
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets held for sale	40,930	35,024
Assets received from leasing agreements [member]
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets held for sale	3,666	10,932
Assets received from leasing agreements [member] | Vehicles [member]
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets held for sale		559
Assets received from leasing agreements [member] | IFRS Residential Real Estate [Member]
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets held for sale	3,666	10,373
Other noncurrent assets held for sale [member]
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets held for sale	27,020	36,737
Other noncurrent assets held for sale [member] | Land [member]
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets held for sale	5,158	15,534
Other noncurrent assets held for sale [member] | IFRS Real Estate [Member]
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets held for sale	14,889	20,925
Other noncurrent assets held for sale [member] | Other property, plant and equipment [member]
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets held for sale	$ 6,973	$ 278